Financial Debt - Reimbursement cash advances (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Debt
Recoverable cash advances received	€ 7,627	€ 7,627
Amounts to be reimbursed	15,254	15,254
Amounts reimbursed at year-end (interest included)	(2,320)	(2,122)
Total Recoverable cash advances (undiscounted)	€ 12,934	€ 13,132